Form N-1A Supplement	Mar. 06, 2026
BNY Mellon Fixed Income Completion Funds (FICS) - CP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	BNY MELLON INVESTMENT FUNDS II, INC. BNY Mellon Fixed Income Completion Funds (FICS) — CP Supplement to Current Summary Prospectus and Prospectus